Schedule of Investments
March 31, 2023
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Alternative Funds–4.85%
Invesco Global Real Estate Income Fund, Class R6	2.44%	$18,571,474	$377,540	$(889,493)	$525,810	$(105,038)	$125,820	2,342,242	$18,480,293
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.41%	17,169,183	2,282,104	(971,815)	(38,577)	(132,460)	—	2,457,508	18,308,435
Total Alternative Funds		35,740,657	2,659,644	(1,861,308)	487,233	(237,498)	125,820		36,788,728
Domestic Equity Funds–50.60%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	5.30%	53,414,099	2,693,731	(18,413,812)	5,497,163	(2,972,972)	—	1,509,126	40,218,209
Invesco Main Street Small Cap Fund, Class R6	7.51%	54,282,982	2,318,429	(1,734,427)	1,732,974	365,600	—	3,072,576	56,965,558
Invesco NASDAQ 100 ETF	5.54%	—	40,639,551	—	1,407,218	—	—	318,512	42,046,769
Invesco Russell 1000® Dynamic Multifactor ETF	13.66%	96,380,934	3,007,181	(3,760,479)	8,186,841	(158,188)	477,011	2,229,647	103,656,289
Invesco S&P 500® Low Volatility ETF	10.06%	61,473,525	17,909,841	(1,893,524)	(969,585)	(195,260)	367,385	1,223,157	76,324,997
Invesco S&P 500® Pure Growth ETF(c)	5.76%	38,766,979	5,550,310	(454,713)	(75,702)	(93,811)	219,974	289,090	43,693,063
Invesco S&P SmallCap Low Volatility ETF	—	28,871,735	3,468,037	(30,844,956)	(6,545,877)	5,051,061	247,804	—	—
Invesco Value Opportunities Fund, Class R6	2.77%	24,080,373	1,900,885	(3,997,593)	(187,617)	(765,383)	—	1,369,184	21,030,665
Total Domestic Equity Funds		357,270,627	77,487,965	(61,099,504)	9,045,415	1,231,047	1,312,174		383,935,550
Fixed Income Funds–11.39%
Invesco 1-30 Laddered Treasury ETF	2.89%	18,873,140	3,709,814	(1,512,417)	1,144,167	(289,377)	111,637	731,820	21,925,327
Invesco Core Plus Bond Fund, Class R6	6.07%	37,367,136	9,692,085	(1,505,550)	895,917	(417,934)	436,668	4,998,008	46,031,654
Invesco High Yield Fund, Class R6	1.22%	—	9,173,289	—	107,752	—	14,338	2,697,977	9,281,041
Invesco Senior Floating Rate Fund, Class R6	1.21%	—	9,096,870	—	70,147	—	19,868	1,405,984	9,167,017
Total Fixed Income Funds		56,240,276	31,672,058	(3,017,967)	2,217,983	(707,311)	582,511		86,405,039
Foreign Equity Funds–32.69%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.76%	30,528,553	—	(4,326,791)	3,801,411	(1,440,939)	—	854,134	28,562,234
Invesco Developing Markets Fund, Class R6	3.51%	34,363,885	—	(11,252,476)	8,343,939	(4,838,427)	—	684,592	26,616,921
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.26%	—	24,004,536	—	741,366	—	—	561,641	24,745,902
Invesco Global Fund, Class R6	9.18%	83,708,176	—	(24,575,346)	13,659,216	(3,141,354)	—	807,544	69,650,692
Invesco Global Infrastructure Fund, Class R6	0.98%	6,897,736	529,600	(66,517)	112,459	(2,625)	39,760	633,643	7,470,653
Invesco International Select Equity Fund, Class R6	—	15,328,082	182,707	(16,237,406)	5,467,157	(4,740,540)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	2.28%	29,365,047	—	(13,914,919)	(1,366,998)	3,175,787	—	410,243	17,258,917
Invesco Oppenheimer International Growth Fund, Class R6	2.56%	—	18,709,608	—	738,607	—	—	531,372	19,448,215
Invesco RAFI™ Strategic Developed ex-US ETF	—	39,600,074	—	(40,663,875)	(3,847,695)	4,911,496	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	4.70%	27,284,154	7,927,988	—	430,437	—	178,270	1,534,334	35,642,579
Invesco S&P International Developed Low Volatility ETF	2.46%	6,899,867	11,320,675	—	425,736	—	86,765	681,516	18,646,278
Total Foreign Equity Funds		273,975,574	62,675,114	(111,037,330)	28,505,635	(6,076,602)	304,795		248,042,391
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)	0.15%	1,518,501	42,446,296	(42,821,746)	—	—	14,224	1,143,051	1,143,051
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.98%(a)
	% of Net Assets 03/31/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/23	Value 03/31/23
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)	0.13%	$1,200,516	$30,318,783	$(30,586,961)	$(73)	$(181)	$14,852	931,898	$932,084
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)	0.17%	1,735,430	48,510,053	(48,939,138)	—	—	21,370	1,306,345	1,306,345
Total Money Market Funds		4,454,447	121,275,132	(122,347,845)	(73)	(181)	50,446		3,381,480
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $686,339,258)	99.98%	727,681,581	295,769,913	(299,363,954)	40,256,193	(5,790,545)	2,375,746		758,553,188

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.04%
Invesco Private Government Fund, 4.78%(d)(e)	0.01%	371	4,545,863	(4,473,351)	—	—	2,210(f)	72,883	72,883
Invesco Private Prime Fund, 4.98%(d)(e)	0.03%	953	10,640,079	(10,455,055)	(54)	(695)	6,157(f)	185,228	185,228
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $258,165)	0.04%	1,324	15,185,942	(14,928,406)	(54)	(695)	8,367		258,111
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $686,597,423)	100.02%	$727,682,905	$310,955,855	$(314,292,360)	$40,256,139	$(5,791,240)	$2,384,113		$758,811,299
OTHER ASSETS LESS LIABILITIES	(0.02)%								(124,350)
NET ASSETS	100.00%								$758,686,949
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	June-2023	$5,585,963	$333,720	$333,720
MSCI Emerging Markets Index	6	June-2023	298,650	11,869	11,869
Nikkei 225 Index	1	June-2023	211,184	(131)	(131)
S&P/TSX 60 Index	1	June-2023	178,942	4,477	4,477
SPI 200 Index	1	June-2023	120,171	2,103	2,103
STOXX Europe 600 Index	28	June-2023	690,067	14,848	14,848
Total Futures Contracts				$366,886	$366,886

(a)	Futures contracts collateralized by $330,211 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$755,171,708	$—	$—	$755,171,708
Money Market Funds	3,381,480	258,111	—	3,639,591
Total Investments in Securities	758,553,188	258,111	—	758,811,299
Other Investments - Assets*
Futures Contracts	367,017	—	—	367,017
Other Investments - Liabilities*
Futures Contracts	(131)	—	—	(131)
Total Other Investments	366,886	—	—	366,886
Total Investments	$758,920,074	$258,111	$—	$759,178,185

*	Unrealized appreciation (depreciation).
Invesco Select Risk: High Growth Investor Fund